S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Mar. 19, 2026 USD ($) $ / shares shares
Union Street Sponsor, LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	7,666,667
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Union Street Sponsor, LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	390,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,900,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Union Street Sponsor, LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Union Street Management Sponsor, LLC [Member] | Loan [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 400,000